Income Tax - Schedule of Deferred Tax Assets (Details)	6 Months Ended		12 Months Ended
	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	Nov. 30, 2025 HKD ($)
Schedule of Deferred Tax Assets [Abstract]
Balance, beginning of the year	$ 56,196	$ 440,388	$ 1,159,587
Addition	10,528	82,500	(719,199)
Balance, end of the year	$ 66,724	$ 522,888	$ 440,388